Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' Equity
Schedule of movements in capital stock

	Number	Capital Stock	Additional	Total
	of Shares	at Par Value	Paid-in Capital	Capital Stock
Balance, January 1	12,620,448	$16	$312,471	$312,487
Stock dividends*	2,236,133	3	(3)	—
Balance, December 31, 2021	14,856,581	19	312,468	312,487
Exercise of stock options	42,949	—	602	602
Balance, December 31, 2022	14,899,530	$19	$313,070	$313,089

*    9% stock dividends were distributed on May 31, 2021 to shareholders of record as at May 14, 2021 and 8% stock dividends were distributed on November 30, 2021 to shareholders of record as at November 15, 2021.

Schedule of treasury stock

As at December 31:	2022	2021
Total number of common shares held as treasury stock	77,279	77,279
Total carrying amount of treasury stock	$2,643	$2,643